INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Summary of income tax payables	Current income tax payable consisted of the following items as of December 31:

	2019	2018

Current tax payable	36	32
Uncertain tax provisions	66	164
Total income tax payable	102	196

Summary of income tax expense
Income tax expense consisted of the following for the years ended December 31:

	2019	2018	2017

Current income taxes
Current year	495	477	397
Adjustments in respect of previous years	5	9	(28)
Total current income taxes	500	486	369

Deferred income taxes
Movement of temporary differences and losses *	(36)	(152)	(13)
Changes in tax rates	(1)	6	10
Changes in recognized deferred tax assets	39	—	20
Adjustments in respect of previous years	3	28	86
Other	(7)	1	—
Total deferred tax expense	(2)	(117)	103

Income tax expense	498	369	472

* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.

Summary of reconciliation between statutory and effective income tax
The table below outlines the reconciliation between the statutory tax rate in the Netherlands (25%) and the effective income tax rates for the Group, together with the corresponding amounts, for the years ended December 31:

	2019	2018	2017

Profit / (loss) before tax from continuing operations	1,181	(248)	328
Income tax benefit / (expense) at statutory tax rate (25.0%)	(295)	62	(82)

Difference due to the effects of:
Different tax rates in different jurisdictions	20	89	84
Non-deductible expenses	(90)	(120)	(117)
Non-taxable income	5	49	35
Adjustments in respect of previous years	(49)	(39)	(52)
Movements in recognized deferred tax assets	(13)	(354)	(166)
Withholding taxes	(50)	45	(123)
Uncertain tax positions	6	(17)	(24)
Change in income tax rate	1	(6)	(10)
Other	(33)	(78)	(17)

Income tax benefit / (expense)	(498)	(369)	(472)

Effective tax rate	42.2%	-148.8%	143.9%

Explanatory notes to the effective tax rate

Reason	Explanation
Different tax rates in different jurisdictions
Certain jurisdictions in which VEON operates have income tax rates which are different to the Dutch statutory tax rate of 25%. Profitability in countries with higher tax rates (including Pakistan, Algeria and Bangladesh) has a negative impact on the effective tax rate.

Non-deductible expenses
The Group incurs certain expenses which are non-deductible in the relevant jurisdiction. In 2019, as in previous years, such expenses include impairment losses (unless resulting in a change in temporary differences), certain non-income tax charges(i.e. minimum tax regimes) and some intra-group expenses (i.e. interest on internal loans).

Non-taxable income	The Group earns non-taxable income primarily in its holding companies, primarily relating to intra-group interest income and certain other income which is non-taxable in the relevant jurisdiction.
Adjustments in respect of previous years	The effect of prior year adjustments mainly relates to updated tax positions.
Movements in recognized deferred tax assets
Movements in recognized deferred tax assets are primarily caused by tax losses and other credits for which no deferred tax asset has been recognized.
This primarily occurs in holding entities in the Netherlands (2019: $42, 2018: $147, 2017: $112) and in GTH (2019: $43, 2018: $213, 2017: $49).

Withholding taxes
Withholding taxes are recognized to the extent that dividends from foreign operations are expected to be paid in the foreseeable future.
In 2019, similar to previous years, expenses relating to withholding taxes were primarily influenced by dividends expected from Russia, Algeria and Pakistan.

Uncertain tax positions
The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties (see ‘Sources of estimation uncertainty’ below). Movements in uncertain tax positions stem from such uncertainties.

Change in income tax rate	Changes in tax rates impact the valuation of existing temporary differences. The nominal tax rates decreased in Pakistan in 2019, 2018 and 2017, and in Uzbekistan in 2018.
Other
In 2019, the Group recorded an increase in income tax liabilities of US$29 as a result of the settlement with the Egyptian Tax Authority for outstanding tax liabilities for GTH. Refer to Note 8 for further details.
In previous years, other tax expense primarily related to the recording of alternative minimum and local taxes in Pakistan.

Schedule of deferred tax assets and liabilities in the statement of financial position
The Group reported the following deferred tax assets and liabilities in the statement of financial position as of December 31:

	2019	2018

Deferred tax assets	134	197
Deferred tax liability	(141)	(180)

Net deferred tax position	(7)	17

Summary of movements of deferred tax assets and liabilities
The following table shows the movements of net deferred tax positions in 2019:

		Movements in deferred taxes
	Opening balance	Net income statement movement	Other movements	Closing balance

Property and equipment	(275)	5	(18)	(288)
Intangible assets	(60)	22	—	(38)
Trade receivables	32	16	(1)	47
Provisions	30	2	(1)	31
Accounts payable	113	11	32	156

Withholding tax on undistributed earnings	(50)	(2)	—	(52)

Tax losses and other balances carried forwards	2,173	(68)	(79)	2,026
Non-recognized deferred tax assets	(1,955)	—	61	(1,894)

Other	9	12	(16)	5

Net deferred tax positions	17	(2)	(22)	(7)

The following table shows the movements of net deferred tax positions in 2018:

		Movements in deferred taxes
	Opening balance	Net income statement movement	Other movements	Closing balance

Property and equipment	(443)	126	42	(275)
Intangible assets	(165)	94	11	(60)
Trade receivables	36	(6)	2	32
Provisions	33	2	(5)	30
Accounts payable	133	7	(27)	113

Withholding tax on undistributed earnings	(116)	70	(4)	(50)

Tax losses and other balances carried forwards	2,434	(191)	(70)	2,173
Non-recognized deferred tax assets	(1,980)	—	25	(1,955)

Other	28	15	(34)	9

Net deferred tax positions	(40)	117	(60)	17

Summary of amount and expiry date of deductible temporary differences, unused tax losses and other carry forwards
VEON recognizes a deferred tax asset for unused tax losses and other credits carried forwards, to the extent that it is probable that the deferred tax asset will be utilized. The amount and expiry date of unused tax losses and other carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2019	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	—	—	(280)	(280)
Recognized DTA	—	—	—	73	73

Non-recognized losses	(1,292)	(1,645)	—	(6,486)	(9,423)
Non-recognized DTA	279	357	—	1,258	1,894

Other credits carried forwards expiry
Recognized credits	(13)	(46)	—	—	(59)
Recognized DTA	13	46	—	—	59

Non-recognized credits	—	—	—	(143)	(143)
Non-recognized DTA	—	—	—	31	31

As of December 31, 2018	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	(83)	—	—	(425)	(508)
Recognized DTA	17	—	—	146	163

Non-recognized losses	(968)	(2,421)	—	(6,346)	(9,735)
Non-recognized DTA	198	497	—	1,260	1,955

Other credits carried forwards expiry
Recognized credits	(30)	(25)	—	—	(55)
Recognized DTA	30	25	—	—	55

Non-recognized credits	—	—	—	—	—
Non-recognized DTA	—	—	—	—	—